Capital Stock - Repurchases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity, Class of Treasury Stock [Line Items]
Amount of repurchases under the program	$ 1,218.1	$ 1,407.7	$ 1,417.5
Repurchase authorizations remaining at period end	1,379.0	597.0	504.7
July Accelerated Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Accelerated Share Repurchases, Settlement (Payment) or Receipt	100.0
Number of shares purchased (in shares)	1.2
October Accelerated Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Accelerated Share Repurchases, Settlement (Payment) or Receipt	100.0
Number of shares purchased (in shares)	1.3
January/February Accelerated Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Accelerated Share Repurchases, Settlement (Payment) or Receipt	150.0
Number of shares purchased (in shares)	1.6
Authorization Date November 2014 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	1,000.0
Number of shares purchased (in shares)	0	0	0
Amount of repurchases under the program	0	0	0
Authorization Date February 2014 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	1,000.0
Number of shares purchased (in shares)	7.6	0	0
Amount of repurchases under the program	621.0	0	0
Authorization Date September 2013 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed		750.0
Number of shares purchased (in shares)	8.3	2.3	0
Amount of repurchases under the program	597.0	153.0	0
Authorization Date February 2013 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed		750.0
Number of shares purchased (in shares)	0	11.6	0
Amount of repurchases under the program	0	750.0	0
Authorization Date July 2012 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed			750.0
Number of shares purchased (in shares)	0	9.1	5.3
Amount of repurchases under the program	0	504.7	245.3
Authorization Date February 2012 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed			750.0
Number of shares purchased (in shares)	0	0	17.8
Amount of repurchases under the program	0	0	750.0
Authorization Date September 2011 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed				750.0
Number of shares purchased (in shares)	0	0	9.2
Amount of repurchases under the program	0	0	422.2
Total Repurchases [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares purchased (in shares)	15.9	23.0	32.3
Amount of repurchases under the program	$ 1,218.0	$ 1,407.7	$ 1,417.5